DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Jun. 30, 2018
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The following table summarizes Net earnings from discontinued operations and reconciles to the Consolidated Statements of Earnings:

Years ended June 30	2017	2016
Beauty Brands	$5,217	$336
Batteries	—	241
Net earnings from discontinued operations	$5,217	$577

Discontinued Operations and Disposal Groups - Beauty Brands [Table Text Block]
The following is selected financial information included in Net earnings from discontinued operations for the Beauty Brands:

	Beauty Brands
Years ended June 30	2017		2016
Net sales	$1,159		$4,910
Cost of products sold	450		1,621
Selling, general and administrative expense	783		2,763
Intangible asset impairment charges	—		48
Interest expense	14		32
Interest income	—		2
Other non-operating income/(expense), net	16		9
Earnings/(loss) from discontinued operations before income taxes	$(72)		$457
Income taxes on discontinued operations	46		121
Gain on sale of business before income taxes	$5,197		$—
Income tax expense/(benefit) on sale of business	(138)	(1)	—
Net earnings from discontinued operations	$5,217		$336

(1)	The income tax benefit of the Beauty Brands divestiture represents the reversal of underlying deferred tax balances partially offset by current tax expense related to the transaction.
The following is selected financial information included in cash flows from discontinued operations for the Beauty Brands:

	Beauty Brands
Years ended June 30	2017	2016
NON-CASH OPERATING ITEMS
Depreciation and amortization	$24	$106
Deferred income tax benefit	(649)	—
Gain on sale of businesses	5,210	8
Goodwill and intangible asset impairment charges	—	48
Net increase in accrued taxes	93	—
CASH FLOWS FROM OPERATING ACTIVITIES
Cash taxes paid	$418	$—
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	$38	$114

Disposal Groups, Including Discontinued Operations - Batteries [Table Text Block]
Following is selected financial information included in Net earnings from discontinued operations for the Batteries business:

		Net Sales	Earnings Before Impairment Charges and Income Taxes	Impairment Charges	Income Tax (Expense)/ Benefit	Loss on Sale Before Income Taxes	Income Tax (Expense)/ Benefit on Sale		Net Earnings from Discontinued Operations
Batteries	2016	1,517	266	(402)	(45)	(288)	710	(1)	241

(1)	The income tax benefit of the Batteries divestiture primarily represents the reversal of underlying deferred tax balances.